Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities
Schedule of changes in lease liabilities

$
As at January 1, 2021	1,676
Repayments	(386)
Foreign exchange	2
Addition	18
Interest and accretion expense	67
As at December 31, 2021	1,377
Repayments	(312)
Foreign exchange	(68)
Interest and accretion expense	59
As at December 31, 2022	1,056
Less: Current portion	239
Long-term portion	817